Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 24,765	$ 11,713
Amounts receivable	1,208	529
Taxes recoverable	3,364	5,044
Prepaid expenses and other assets	962	757
Inventory	5,179	1,659
Total current assets	35,478	19,702
Exploration and evaluation assets	11,053	10,052
Plant, equipment and mining properties	35,675	34,846
Long-term investments	3,939	4,176
Other assets	133	4
Total assets	86,278	68,780
Current liabilities
Accounts payable and accrued liabilities	3,260	2,068
Amounts due to related parties	163	154
Taxes payable	31	7
Current portion of term facility	0	2,513
Current portion of equipment loans	0	72
Current portion of finance lease obligations	389	208
Total current liabilities	3,843	5,022
Finance lease obligations	680	278
Warrant liability	741	2,295
Reclamation provision	726	808
Deferred income tax liabilities	1,781	1,369
Total liabilities	7,771	9,772
EQUITY
Share capital	129,953	108,303
Equity reserves	9,573	9,951
Treasury shares (14,180 shares, at cost)	(97)	(97)
Accumulated other comprehensive loss	(4,969)	(4,810)
Accumulated deficit	(55,953)	(54,339)
Total equity	78,507	59,008
Total liabilities and equity	$ 86,278	$ 68,780